Loans Receivable (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Loans not covered by loss sharing agreements:
Loans receivable	$ 436,966,775	$ 430,359,086
Unamortized loan origination fees, net	1,101,481	1,010,480
Allowance for loan losses	8,189,895	9,369,837
Total loans not covered, net	427,675,399	419,978,769
Residential Real Estate 1-4 Family
Loans not covered by loss sharing agreements:
Loans receivable	105,514,544	98,844,828
Commercial Real Estate Other Receivable
Loans not covered by loss sharing agreements:
Loans receivable	251,379,010	252,037,202
Commercial
Loans not covered by loss sharing agreements:
Loans receivable	16,596,833	17,612,661
Real Estate Construction
Loans not covered by loss sharing agreements:
Loans receivable	45,369,190	41,726,520
Consumer Other Financing Receivable
Loans not covered by loss sharing agreements:
Loans receivable	$ 18,107,198	$ 20,137,875